Condensed Statements of Financial Position - ILS (₪) ₪ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	₪ 15,993	₪ 13,298	₪ 11,302
Trade receivables, net	1,728	1,621	1,290
Other current assets	762	1,686	1,247
Inventory	4,140	5,013	5,760
Total current assets	22,623	21,618	19,599
Non-current assets
Trade receivables, net	735	804	871
Property and equipment, net	192	229	211
Restricted deposits	216	216	216
Right of usage asset, net	761	951	1,142
Total non-current assets	1,904	2,200	2,440
Total assets	24,527	23,818	22,039
Current liabilities
Current maturities of leasing liability	469	469	469
Trade payables	1,471	1,826	3,695
Other current liabilities	2,598	2,991	2,037
Liability in respect of government grants	239	239	650
Derivative warrants liability	54		57
Promissory notes, net	1,665	6,336	3,912
Total current liabilities	6,496	11,861	10,820
Non-current liabilities
Leasing liability, net current	408	606	796
Liability in respect of government grants	811	721	801
Total non-current liabilities	1,219	1,327	1,597
Shareholders’ equity
Share capital and premium	192,051	169,949	150,353
Capital reserve in respect of share-based payment	11,428	11,229	11,163
Accumulated deficit	(186,667)	(170,548)	(151,894)
Total shareholders’ equity	16,812	10,630	9,622
Total liabilities and shareholders’ equity	₪ 24,527	₪ 23,818	₪ 22,039